UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8104
                                    --------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  09/30
                          --------
Date of reporting period: 06/30/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Clover Core Fixed Income Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 38.5%
$    888,149  FHLMC CMO Ser 3225
                 Class EO PO (A), .00%, 10/15/36                  $     690,339
     696,942  FHLMC CMO/REMIC Ser 3100
                 PO (A), .00%, 1/15/36                                  541,854
     255,685  FHLMC Giant Gold Pool
                 #11570, 5.00%, 4/1/19                                  255,089
     609,610  FHLMC Gold #08168, 6.00%, 12/1/36                         616,647
     517,354  FHLMC Pool #C01844, 4.50%, 4/1/34                         481,473
     578,328  FHLMC Pool #G08062, 5.00%, 6/1/35                         556,110
      16,083  FNMA CMO/REMIC Ser 1994-17,
                 Class H, 6.00%, 2/25/09                                 16,145
     441,725  FNMA Pool #254759, 4.50%, 6/1/18                          431,979
     570,033  FNMA Pool #255111, 5.50%, 3/1/34                          564,144
       5,903  FNMA Pool #369214, 5.00%, 4/1/09                            5,900
      38,211  FNMA Pool #535301, 6.50%, 4/1/15                           39,838
     371,584  FNMA Pool #694431, 5.00%, 3/1/18                          371,115
     311,268  FNMA Pool #738783, 7.00%, 2/1/25                          330,306
     374,896  FNMA Pool #888284, 5.50%, 4/1/37                          370,203
     637,895  GNMA CMO PAC-1(11) Ser 2006-26
                 PO (A), .00%, 6/20/36                                  527,808
      98,681  GNMA CMO/REMIC Ser 2004-59,
                 Class DA, 5.00%, 6/16/34                                97,718
       2,154  GNMA Pool #196477, 10.00%, 4/15/10                          2,320
      13,505  GNMA Pool #202886, 8.00%, 3/15/17                          14,672
       3,900  GNMA Pool #221235, 8.50%, 7/15/17                           4,275
      12,447  GNMA Pool #331786, 8.00%, 8/15/22                          13,595
      68,657  GNMA Pool #376400, 6.50%, 2/15/24                          71,373
      61,667  GNMA Pool #439478, 7.00%, 1/15/27                          65,803
     148,528  GNMA Pool #457921, 5.50%, 12/15/28                        148,570
      88,795  GNMA Pool #462622, 6.50%, 3/15/28                          92,308
      37,946  GNMA Pool #533974, 6.50%, 5/15/32                          39,400
      95,505  GNMA Pool #570400, 6.50%, 9/15/31                          99,193
      28,040  GNMA Pool #781029, 6.50%, 5/15/29                          29,142
     133,466  GNMA Pool #781096, 6.50%, 12/15/28                        138,715
      64,032  GNMA Pool #781231, 7.00%, 12/15/30                         67,385
     102,855  GNMA Pool #781276, 6.50%, 4/15/31                         106,867
      62,020  GNMA Pool #781328, 7.00%, 9/15/31                          66,080
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                           $   6,856,366
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 28.8%
              FINANCIALS -- 13.3%
     250,000  Associates Corp. NA, 6.95%, 11/1/18                       259,162
     300,000  Ford Motor Credit Company  LLC,
                 8.63%, 11/1/10                                         254,491
     200,000  Goldman Sachs Group, 6.13%, 2/15/33                       179,148
     300,000  Key Bank NA, 5.80%, 7/1/14                                256,756
     650,000  Lehman Brothers Holdings,
                 MTN (B), 8.00%, 9/5/08                                 552,500
     500,000  Morgan Stanley, MTN (B),
                 7.50%, 7/23/08                                         480,000
     450,000  SLM, MTN Ser A, 5.38%, 5/15/14                            395,339
--------------------------------------------------------------------------------
                                                                      2,377,396
--------------------------------------------------------------------------------

              UTILITIES -- 5.0%
     350,000  AES, 9.38%, 9/15/10                                       368,375
     215,000  Consolidated Natural Gas,
                 Ser C, 6.25%, 11/1/11                                  221,891
     300,000  Exelon Generation, 6.20%, 10/1/17                         292,200
--------------------------------------------------------------------------------
                                                                        882,466
--------------------------------------------------------------------------------

              INDUSTRIALS -- 3.6%
     650,000  Toyota Motor Credit, MTN (B),
                 8.00%, 9/1/08                                          642,525
--------------------------------------------------------------------------------

              ENERGY -- 2.9%
     475,000  XTO Energy, 7.50%, 4/15/12                                509,615
--------------------------------------------------------------------------------

              CONSUMER STAPLES -- 2.2%
     367,000  Conagra Foods, 7.88%, 9/15/10                             387,950
--------------------------------------------------------------------------------

              MATERIALS AND PROCESSING -- 1.8%
     351,000  Alcoa, 5.72%, 2/23/19                                     325,596
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                               $   5,125,548
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 15.4%
     150,000  U.S. Treasury Bond, 6.25%, 8/15/23                        178,465
     375,000  U.S. Treasury Bond, 4.50%, 2/15/36                        372,334
     675,000  U.S. Treasury Note, 4.38%, 12/15/10                       700,999
     450,000  U.S. Treasury Note, 4.88%, 4/30/11                        474,363
     350,000  U.S. Treasury Note, 4.00%, 11/15/12                       361,758
      75,000  U.S. Treasury Note, 4.25%, 8/15/13                         78,246
     200,000  U.S. Treasury Note, 4.00%, 2/15/15                        205,578
     105,000  U.S. Treasury Note, 4.63%, 2/15/17                        110,545
     250,000  U.S. Treasury Note, 4.25%, 11/15/17                       255,371
--------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS                     $   2,737,659
--------------------------------------------------------------------------------

              ASSET-BACKED SECURITIES -- 10.1%
     300,000  Countrywide Alternative
                 Loan Trust, Ser 2005-J13,
                 Class 2A8, 5.50%, 11/25/35                             233,610
     500,000  CS First Boston Mortgage
                 Securities, Ser 2005-C5,
                 Class A3, 5.10%, 8/15/38                               487,122
     500,000  Merrill Lynch Mortgage
                 Investors, Ser 1998-C1,
                 Class A3, 6.72%, 11/15/26                              518,504
     600,000  Wachovia Bank Commercial
                 Mortgage Trust, Ser 2003-C5,
                 Class B, 4.11%, 6/15/35                                556,445
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                       $   1,795,681
--------------------------------------------------------------------------------

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Touchstone Funds Group Trust - Portfolio of Investments
Clover Core Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY
              OBLIGATION -- 4.5%
$    750,000  TVA, 5.88%, 4/1/36                                  $     807,852
--------------------------------------------------------------------------------

              MUNICIPAL BOND -- 2.2%
              VIRGINIA -- 2.2%
     400,000  State Housing Authority RB,
                 Taxable Rental, Ser C,
                 5.00%, 5/1/13                                    $     399,092
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 0.1%
      10,863  Touchstone Institutional
                 Money Market Fund^                               $      10,863
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.6%
              (Cost $18,217,475)                                  $  17,733,061

              OTHER ASSETS IN EXCESS
              OF LIABILITIES -- 0.4%                                     66,598
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $  17,799,659
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) Zero Coupon security - The rate reported was the effective yield at the time of purchase.

(B) Variable rate security - the rate reflected is the rate in effect on June 30, 2008.

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

PO - Principal Only Security

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.7%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 31.6%
American Campus Communities, Inc.                     46,000      $   1,280,640
Anworth Mortgage Asset Corp.+                        133,200            867,132
Argo Group International Holdings Ltd.*               23,311            782,317
Aspen Insurance Holdings Ltd.                         38,090            901,590
Astoria Financial Corp.                               39,600            795,168
City Holding Co.                                      32,720          1,333,993
Columbia Banking System, Inc.                         48,125            930,256
Delphi Financial Group, Inc., Class A                 28,000            647,920
F.N.B. Corp                                           50,000            589,000
FelCor Lodging Trust, Inc.                            64,445            676,673
First Merchants Corp.                                 18,075            328,061
First Midwest Bancorp, Inc.                           45,555            849,601
First Niagara Financial Group, Inc.                   64,765            832,878
FirstFed Financial Corp.*+                            35,800            287,832
FirstMerit Corp.                                      53,665            875,276
Flushing Financial Corp.                              63,090          1,195,556
Hanover Insurance Group, Inc.                         31,250          1,328,125
Highwoods Properties, Inc.                            28,010            880,074
Home Properties, Inc.+                                22,480          1,080,389
Horace Mann Educators Corp.                           50,080            702,122
IBERIABANK Corp.                                      26,175          1,164,002
Independent Bank Corp.                                32,830            782,667
Investment Technology Group, Inc.*                    29,400            983,724
IPC Holdings Ltd.                                     31,600            838,980
Lexington Realty Trust+                               76,225          1,038,947
LTC Properties, Inc.                                  44,220          1,130,263
MFA Mortgage Investments, Inc.                        99,000            645,480
Montpelier Re Holdings Ltd.                           42,675            629,456
Nara Bancorp, Inc.                                    66,875            717,569
National Penn Bancshares, Inc.+                       45,260            601,053
National Retail Properties, Inc.                      52,625          1,099,863
Navigators Group, Inc.*                               16,365            884,528
New Alliance Bancshares, Inc.+                        78,000            973,440
Phoenix Companies, Inc.                              119,500            909,395
Platinum Underwriters Holdings Ltd.                   31,900          1,040,259
Potlatch Corp.+                                       22,441          1,012,538
Prosperity Bancshares, Inc.                           34,625            925,526
Senior Housing Properties Trust                       32,000            624,960
Sotheby's+                                            29,380            774,751
Sovran Self Storage, Inc.+                            21,290            884,812
Sterling Bancshares, Inc.                             96,527            877,430
Sun Communities, Inc.                                 51,300            935,199
United Bankshares, Inc.                               34,700            796,365
Waddell & Reed Financial, Inc. Class A                23,585            825,711
Webster Financial Corp.                               61,100          1,136,460
--------------------------------------------------------------------------------
                                                                     39,397,981
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 13.7%
Ampco-Pittsburgh Corp.                                22,065            981,451
Buckeye Technologies, Inc.*                           54,810            463,693
Calgon Carbon Corp.*+                                109,635          1,694,957
Ceradyne, Inc.*                                       34,880          1,196,384
Chemtura Corp.                                       103,665            605,404
Compass Minerals International, Inc.                  28,180          2,270,180
Ferro Corp.                                           34,930            655,287
Hecla Mining Co.+*                                    76,260            706,168
Innospec, Inc.                                        30,135            567,141
Kaiser Aluminum Corp.                                 10,425            558,050
Myers Industries, Inc.                                61,375            500,206
OM Group, Inc.*                                       20,250            663,998
Quanta Services, Inc.*+                               67,655          2,250,881
Royal Gold, Inc.+                                     30,610            959,930
Stillwater Mining Co.*+                               98,000          1,159,340
Superior Essex, Inc.*                                 11,320            505,212
URS Corp.*                                            32,993          1,384,716
--------------------------------------------------------------------------------
                                                                     17,122,998
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.2%
99 Cents Only Stores*                                 75,270            496,782
Asbury Automotive Group, Inc.                         64,275            825,934
Brown Shoe Co., Inc.                                 114,900          1,556,894
CEC Entertainment, Inc.*                              19,475            545,495
Charlotte Russe Holding, Inc.*                        49,800            884,448
Consolidated Graphics, Inc.*                          10,490            516,842
Dollar Thrifty Automotive Group, Inc.*                57,970            547,817
Dollar Tree, Inc.*                                    14,935            488,225
EarthLink, Inc.*                                      99,965            864,697
Elizabeth Arden, Inc.*                                28,430            431,567
Ethan Allen Interiors, Inc.+                          22,715            558,789
Hot Topic, Inc.*                                     149,350            807,984
JAKKS Pacific, Inc.*                                  50,375          1,100,694
OfficeMax, Inc.                                       32,875            456,963
Pantry, Inc.*                                         50,500            538,330
Rent-A-Center, Inc.*                                  41,000            843,370
School Specialty, Inc.*                               25,860            768,818
Service Corp. International                           63,905            630,103
Skechers U.S.A., Inc., Class A*                       48,900            966,264
United Online, Inc.                                  110,265          1,105,958
Wet Seal, Inc., Class A*                             198,975            949,111
Zale Corp.*+                                          32,965            622,709
--------------------------------------------------------------------------------
                                                                     16,507,794
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                    SHARES          VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 8.7%
Black Box Corp.                                       31,700      $     861,922
Brocade Communications Systems, Inc.*                 96,440            794,666
CSG Systems International, Inc.*                      27,975            308,285
Digital River, Inc.*                                  18,690            721,060
Fairchild Semiconductor International, Inc.*          53,970            633,068
j2 Global Communications, Inc.*                       32,540            748,420
Optium Corp.*                                         34,175            248,794
Perot Systems Corp., Class A*                         52,905            794,104
SeaChange International, Inc.*                       170,650          1,221,853
SonicWALL, Inc.*                                      92,550            596,948
SPSS, Inc.*                                           21,070            766,316
Sykes Enterprises, Inc.*                              32,065            604,746
TriQuint Semiconductor, Inc.*                         84,200            510,252
Varian, Inc.*                                         14,200            725,052
Vignette Corp.*                                       48,235            578,820
Zoran Corp.*                                          60,275            705,218
--------------------------------------------------------------------------------
                                                                     10,819,524
--------------------------------------------------------------------------------

ENERGY -- 7.9%
Cabot Oil & Gas Corp.                                 38,930          2,636,728
Exterran Holdings, Inc.*                              13,850            990,137
Forest Oil Corp.*                                     20,604          1,534,998
Foundation Coal Holdings, Inc.                        17,100          1,514,718
Petrohawk Energy Corp.*+                              31,420          1,455,060
USEC, Inc.*+                                         115,250            700,720
Whiting Petroleum Corp.*                               9,085            963,737
--------------------------------------------------------------------------------
                                                                      9,796,098
--------------------------------------------------------------------------------

UTILITIES -- 7.2%
AGL Resources, Inc.                                   24,155            835,280
Atmos Energy Corp.                                    33,175            914,635
Avista Corp.                                          53,815          1,154,869
Black Hills Corp.                                     25,485            817,049
Cleco Corp.                                           39,420            919,669
MGE Energy, Inc.                                      20,125            656,478
Nicor, Inc.+                                          18,555            790,257
ONEOK, Inc.                                           14,235            695,095
Southwest Gas Corp.                                   22,745            676,209
UniSource Energy Corp.                                21,585            669,351
Westar Energy, Inc.+                                  39,805            856,206
--------------------------------------------------------------------------------
                                                                      8,985,098
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 6.4%
A.O. Smith Corp.                                      22,200            728,826
Bucyrus International, Inc., Class A                  14,880          1,086,538
CommScope, Inc.*                                      17,000            897,090
CTS Corp.                                             42,725            429,386
EnPro Industries, Inc.*+                              20,350            759,869
Flowserve Corp.                                        5,435            742,965
Hubbell, Inc., Class B                                25,900          1,032,633
NICE Systems Ltd. ADR*                                29,110            860,783
Orbital Sciences Corp.*                               51,560          1,214,753
Symmetricom, Inc.*                                    74,610            286,502
--------------------------------------------------------------------------------
                                                                      8,039,345
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.1%
Church & Dwight Co., Inc.+                            13,575            764,951
Pilgrim's Pride Corp., Class B                        48,325            627,742
Sanderson Farms, Inc.+                                19,775            682,633
Spartan Stores, Inc.+                                 40,400            929,200
TreeHouse Foods, Inc.*                                56,005          1,358,682
Universal Corp.+                                      16,120            728,946
--------------------------------------------------------------------------------
                                                                      5,092,154
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.5%
American Commercial Lines, Inc.*+                     67,200            734,496
ArvinMeritor, Inc.                                    48,200            601,536
Continental Airlines, Inc., Class B*+                 61,575            622,523
HUB Group, Inc., Class A*                             28,605            976,289
Pacer International, Inc.+                            28,990            623,575
SkyWest, Inc.                                         34,045            430,669
Tenneco, Inc.*                                        31,505            426,263
--------------------------------------------------------------------------------
                                                                      4,415,351
--------------------------------------------------------------------------------

HEALTH CARE -- 3.4%
Albany Molecular Research, Inc.*                      42,925            569,615
Haemonetics Corp.*                                    14,215            788,364
Invacare Corp.                                        45,920            938,604
PSS World Medical, Inc.*+                             57,970            944,910
Sciele Pharma, Inc.+                                  20,650            399,578
Symmetry Medical, Inc.*                               35,425            574,594
--------------------------------------------------------------------------------
                                                                      4,215,665
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 124,392,008
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.9%
BBH Securities Lending Fund **                    21,997,918         21,997,918
Touchstone Institutional
   Money Market Fund^                              1,554,097          1,554,097
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  23,552,015
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.6%

(Cost $155,342,986)                                               $ 147,944,023
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (18.6%)                                                 (23,202,054)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 124,741,969
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $21,210,208.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Healthcare and Biotechnology Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 92.8%                                SHARES          VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 92.8%
Abbott Laboratories                                   51,770      $   2,742,257
Acorda Therapeutics, Inc.*                            32,940          1,081,420
Aetna, Inc.                                           30,300          1,228,059
Alexion Pharmaceuticals, Inc.*+                        7,800            565,500
Allergan, Inc.                                        15,520            807,816
AMAG Pharmaceuticals, Inc.*+                          10,840            369,644
Baxter International, Inc.                            71,940          4,599,843
Beckman Coulter, Inc.                                 18,220          1,230,397
Becton, Dickinson & Co.                               17,430          1,417,059
Celgene Corp.*                                        17,320          1,106,228
Charles River Laboratories International, Inc.*       58,600          3,745,712
Covance, Inc.*                                        33,030          2,841,241
Covidien Ltd.                                         21,830          1,045,439
DENTSPLY International, Inc.                          63,950          2,353,360
Express Scripts, Inc.*                                44,300          2,778,496
Genzyme Corp.*                                        44,000          3,168,880
Gilead Sciences, Inc.*                               115,700          6,126,314
Henry Schein, Inc.*                                   42,302          2,181,514
Hologic, Inc.*+                                       98,700          2,151,660
ICON PLC ADR*                                         21,350          1,612,352
Intuitive Surgical, Inc.*                              3,050            821,670
Johnson & Johnson                                     68,490          4,406,647
Kendle International, Inc.*+                          28,280          1,027,412
Medco Health Solutions, Inc.*                         34,640          1,635,008
Novo Nordisk A/S ADR                                  16,470          1,087,020
Onyx Pharmaceuticals, Inc.*                           30,700          1,092,920
Perrigo Co.                                           55,270          1,755,928
Pharmaceutical Product Development, Inc.              17,890            767,481
Psychiatric Solutions, Inc.*                          33,280          1,259,315
Rigel Pharmaceuticals, Inc.*+                         13,950            316,107
Savient Pharmaceuticals, Inc.*+                       14,220            359,766
Teva Pharmaceutical Industries Ltd. ADR+              30,210          1,383,618
Thermo Fisher Scientific, Inc.*                       32,440          1,807,881
United Therapeutics Corp.*+                            7,810            763,428
Wyeth                                                 28,880          1,385,085
XenoPort, Inc.*                                       15,600            608,868
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  63,631,345
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 5.4%
HEALTH CARE -- 5.4%
CSL Ltd.                                             108,800      $   3,722,778
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.0%
BBH Securities Lending Fund **                     6,822,492          6,822,492
Touchstone Institutional
   Money Market Fund^                              4,145,389          4,145,389
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  10,967,881
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.2%
(Cost $71,797,071)                                                $  78,322,004

LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (14.2%)                                           (9,764,176)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  68,557,828
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $6,627,067.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.6%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 15.1%
Alexandria Real Estate Equities, Inc.+                57,005      $   5,548,867
Alliance Data Systems Corp.*+                        151,840          8,586,551
Arch Capital Group Ltd.*                              97,470          6,464,210
Douglas Emmett, Inc.                                 253,210          5,563,024
Global Payments, Inc.                                171,000          7,968,600
H&R Block, Inc.                                      268,600          5,748,040
Hanover Insurance Group, Inc.                        111,600          4,743,000
IntercontinentalExchange, Inc.*                       43,100          4,913,400
Leucadia National Corp.                               97,200          4,562,568
Rayonier, Inc.                                       162,580          6,903,147
SL Green Realty Corp.+                                41,110          3,400,619
SLM Corp.*+                                          337,200          6,524,820
--------------------------------------------------------------------------------
                                                                     70,926,846
--------------------------------------------------------------------------------

TECHNOLOGY -- 13.5%
Amphenol Corp., Class A                              126,730          5,687,642
BMC Software, Inc.*                                  232,750          8,379,000
Harris Corp.                                          58,380          2,947,606
Intersil Corp., Class A                              219,220          5,331,430
McAfee, Inc.*                                        238,340          8,110,710
MercadoLibre, Inc.*+                                  92,890          3,203,776
Novell, Inc.*                                        729,290          4,295,518
SAIC, Inc.*                                          286,430          5,960,608
SunPower Corp., Class A*+                             39,610          2,851,128
Sybase, Inc.*                                        338,457          9,957,406
Synopsys, Inc.*                                      284,330          6,798,330
--------------------------------------------------------------------------------
                                                                     63,523,154
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.8%
Alberto-Culver Co.                                   222,460          5,844,024
American Eagle Outfitters, Inc.                      149,260          2,034,414
Brink's Co.                                          122,690          8,026,379
Convergys Corp.*                                     306,050          4,547,903
Corrections Corp. of America*                        149,240          4,099,623
CTC Media, Inc.*                                     146,720          3,618,115
FTI Consulting, Inc.*                                 73,090          5,003,741
Hanesbrands, Inc.*+                                  234,300          6,358,902
Office Depot, Inc.*                                  375,350          4,106,329
PetSmart, Inc.+                                      206,310          4,115,885
Priceline.com, Inc.*+                                 43,230          4,991,336
Rebublic Services, Inc.                              242,440          7,200,468
--------------------------------------------------------------------------------
                                                                     59,947,119
--------------------------------------------------------------------------------

ENERGY -- 12.4%
Alpha Natural Resources, Inc.*+                       95,800          9,990,982
Complete Production Services, Inc.*                  102,550          3,734,871
Exterran Holdings, Inc.*+                             91,380          6,532,756
Forest Oil Corp.*                                     99,910          7,443,295
Mariner Energy, Inc.*+                               256,100          9,468,017
Pioneer Natural Resources Co.+                       108,400          8,485,552
Plains Exploration & Production Co.*                  67,200          4,903,584
Superior Energy Services, Inc.*+                     141,040          7,776,946
--------------------------------------------------------------------------------
                                                                     58,336,003
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 10.9%
Armstrong World Industries, Inc.                     175,170          5,118,467
Celanese Corp.                                       197,520          9,018,764
Harsco Corp.                                         106,800          5,810,988
Sigma-Aldrich Corp.                                  104,970          5,653,684
Sims Group Ltd. ADR                                  204,790          8,171,121
Steel Dynamics, Inc.                                 213,800          8,353,166
Terra Industries, Inc.                                95,020          4,689,237
Thompson Creek Metals Co., Inc.*+                    220,480          4,299,360
--------------------------------------------------------------------------------
                                                                     51,114,787
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 9.4%
AMETEK, Inc.                                         143,180          6,760,960
Covanta Holding Corp.*+                              296,640          7,917,322
Itron, Inc.*+                                         78,210          7,691,954
Lincoln Electric Holdings, Inc.                       77,960          6,135,452
Roper Industries, Inc.                               113,430          7,472,768
SBA Communications Corp., Class A*                   219,540          7,905,635
--------------------------------------------------------------------------------
                                                                     43,884,091
--------------------------------------------------------------------------------

UTILITIES -- 7.9%
Energen Corp.                                         79,000          6,164,370
MDU Resources Group, Inc.                            224,240          7,817,006
National Fuel Gas Co.                                145,970          8,682,296
NSTAR                                                208,610          7,055,190
UGI Corp.                                            259,580          7,452,542
--------------------------------------------------------------------------------
                                                                     37,171,404
--------------------------------------------------------------------------------

HEALTH CARE -- 5.7%
AmerisourceBergen Corp.                               76,260          3,049,637
BioMarin Pharmaceutical, Inc.*+                      134,630          3,901,577
Hill-Rom Holdings, Inc.+                             178,850          4,825,373
Hospira, Inc.*+                                      125,280          5,024,982
Savient Pharmaceuticals, Inc.*+                      197,340          4,992,702
Varian Medical Systems, Inc.*                         91,660          4,752,571
--------------------------------------------------------------------------------
                                                                     26,546,842
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.6%
Kansas City Southern*+                               108,270          4,762,797
Kirby Corp.*                                          93,535          4,489,680
WABCO Holdings, Inc.                                 161,880          7,520,945
--------------------------------------------------------------------------------
                                                                     16,773,422
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.1%
Church & Dwight Co., Inc.+                           131,600          7,415,660
Molson Coors Brewing Co., Class B                    133,330          7,243,819
--------------------------------------------------------------------------------
                                                                     14,659,479
--------------------------------------------------------------------------------

OTHER -- 2.2%
iShares Russell Midcap Index Fund                     23,720          2,272,850
Walter Industries, Inc.                               73,530          7,997,859
--------------------------------------------------------------------------------
                                                                     10,270,709
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $ 453,153,856
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                      SHARES          VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 22.3%
BBH Securities Lending Fund **                    89,787,571      $  89,787,571
Touchstone Institutional
   Money Market Fund^                             14,969,707         14,969,707
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $ 104,757,278
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.9%
(Cost $548,497,947)                                               $ 557,911,134

LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (18.9%)                                          (88,865,328)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 469,045,806
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $83,287,074.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Premium Yield Equity Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 94.8%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 18.7%
Arthur J. Gallagher & Co.                             18,000      $     433,800
CapitalSource, Inc.                                   61,600            682,529
First Industrial Realty Trust, Inc.                   22,205            609,971
ING Groep N.V. ADR                                     9,900            312,345
Lloyds TSB Group PLC ADR                              14,400            355,248
Northstar Realty Finance Corp.                        41,000            341,120
Paychex, Inc.                                         17,600            550,528
Potlatch Corp.                                         9,800            442,176
US Bancorp                                            12,300            343,047
--------------------------------------------------------------------------------
                                                                      4,070,764
--------------------------------------------------------------------------------

UTILITIES -- 18.5%
AT&T, Inc.                                            19,600            660,324
BT Group PLC ADR                                      15,300            607,869
National Grid PLC                                      7,400            488,178
NiSource, Inc.                                        35,400            634,368
Pepco Holdings, Inc.                                  15,200            389,880
Spectra Energy Corp.                                  28,500            819,090
Windstream Corp.                                      32,700            403,518
--------------------------------------------------------------------------------
                                                                      4,003,227
--------------------------------------------------------------------------------

ENERGY -- 12.7%
Enerplus Resources Fund                               19,300            892,432
Hugoton Royalty Trust                                 25,700            950,900
Kinder Morgan Management LLC*                         16,900            910,065
--------------------------------------------------------------------------------
                                                                      2,753,397
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 11.5%
Macquarie Infrastructure Company Trust                20,700            523,503
Nucor Corp.                                            7,100            530,157
Teck Cominco Ltd., Class B                            13,600            652,120
Worthington Industries, Inc.                          38,100            781,050
--------------------------------------------------------------------------------
                                                                      2,486,830
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.1%
Colgate-Palmolive Co.                                 10,600            732,460
McCormick & Co., Inc.                                 12,800            456,448
Procter & Gamble Co.                                   8,300            504,723
Sysco Corp.                                           17,700            486,927
--------------------------------------------------------------------------------
                                                                      2,180,558
--------------------------------------------------------------------------------

HEALTH CARE -- 9.8%
Abbott Laboratories                                    9,100            482,027
Brookdale Senior Living, Inc.                         17,400            354,264
Johnson & Johnson                                     10,600            682,004
Merck & Co., Inc.                                     15,900            599,271
--------------------------------------------------------------------------------
                                                                      2,117,566
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 4.8%
Diana Shipping, Inc.                                  18,000            552,780
Seaspan Corp.                                         20,400            490,008
--------------------------------------------------------------------------------
                                                                      1,042,788
--------------------------------------------------------------------------------

TECHNOLOGY -- 4.4%
Microchip Technology, Inc.                            17,300            528,342
Taiwan Semiconductor
   Manufacturing Co. Ltd. ADR                         39,585            431,872
--------------------------------------------------------------------------------
                                                                        960,214
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.3%
InterContinental Hotels Group PLC ADR                 16,400            218,612
R. R. Donnelley & Sons Co.                            13,000            385,970
VF Corp.                                               4,600            327,428
--------------------------------------------------------------------------------
                                                                        932,010
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  20,547,354
--------------------------------------------------------------------------------

INVESTMENT FUND -- 5.5%
Touchstone Institutional
   Money Market Fund^                              1,186,982      $   1,186,982
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $23,673,896)                                                $  21,734,336

LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.3%)                                               (71,063)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  21,663,273
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Sands Capital Select Growth Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.7%                                SHARES          VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 22.6%
Abraxis BioScience*+                                  47,025      $   2,984,207
Allergan, Inc.                                       540,800         28,148,640
Cerner Corp.*+                                       165,200          7,463,736
Genentech, Inc.*                                     233,600         17,730,240
Genzyme Corp.*                                       423,000         30,464,460
Intuitive Surgical, Inc.*                             82,100         22,117,740
Stryker Corp.                                        225,200         14,160,576
Varian Medical Systems, Inc.*                        326,200         16,913,470
--------------------------------------------------------------------------------
                                                                    139,983,069
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 21.7%
Amazon.com, Inc.*+                                   494,000         36,225,020
Google, Inc., Class A*                                98,900         52,062,938
Iron Mountain, Inc.*+                                262,000          6,956,100
Las Vegas Sands Corp.*+                              390,300         18,515,832
Starbucks Corp.*                                   1,315,200         20,701,248
--------------------------------------------------------------------------------
                                                                    134,461,138
--------------------------------------------------------------------------------

TECHNOLOGY -- 17.9%
Apple, Inc.*                                         226,200         37,874,928
Broadcom Corp., Class A*                             966,900         26,386,701
EMC Corp.*                                         1,604,500         23,570,105
Salesforce.com, Inc.*+                               334,100         22,795,643
--------------------------------------------------------------------------------
                                                                    110,627,377
--------------------------------------------------------------------------------

ENERGY -- 17.7%
FMC Technologies, Inc.*+                             226,200         17,401,566
National-Oilwell Varco, Inc.*                        569,200         50,499,424
Schlumberger Ltd.                                    385,600         41,425,008
--------------------------------------------------------------------------------
                                                                    109,325,998
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 12.9%
CME Group, Inc.+                                      46,300         17,741,697
IntercontinentalExchange, Inc.*                      172,000         19,608,000
Moody's Corp.+                                       485,000         16,703,400
Visa, Inc., Class A                                  315,675         25,667,534
--------------------------------------------------------------------------------
                                                                     79,720,631
--------------------------------------------------------------------------------

UTILITIES -- 3.8%
America Movil SAB de C.V. ADR                        444,500         23,447,375
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.1%
Expeditors International of Washington, Inc.         295,700         12,715,100
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 610,280,688
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 22.0%
BBH Securities Lending Fund **                   126,878,947       $ 126,878,947
Touchstone Institutional
   Money Market Fund^                              9,116,966          9,116,966
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $ 135,995,913
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 120.7%
(Cost $678,057,811)                                               $ 746,276,601

LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (20.7%)                                         (127,969,603)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 618,306,998
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $123,449,353.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 72.6%
$     15,372  FHLMC CMO/REMIC Ser 2509,
                 Class EA, 4.000%, 12/15/12                       $      15,356
      641,502  FHLMC CMO/REMIC Ser 2510,
                 Class TA, 4.000%, 6/15/32                              626,495
     852,787  FHLMC CMO/REMIC Ser 2515,
                 Class ED, 5.000%, 3/15/17                              861,367
   1,184,421  FHLMC CMO/REMIC Ser 2543,
                 Class YJ, 4.500%, 3/15/32                            1,174,809
     819,886  FHLMC CMO/REMIC Ser 2566,
                 Class LM, 4.500%, 4/15/32                              814,274
     763,449  FHLMC CMO/REMIC Ser 2575,
                 Class QP, 4.500%, 11/15/31                             764,823
     672,969  FHLMC CMO/REMIC Ser 2583,
                 Class ND, 4.250%, 12/15/10                             674,414
     732,354  FHLMC CMO/REMIC Ser 2590,
                 Class QY, 3.750%, 4/15/28                              699,167
   1,376,165  FHLMC CMO/REMIC Ser 2590,
                 Class UL, 3.750%, 3/15/32                            1,314,443
   1,093,510  FHLMC CMO/REMIC Ser 2596,
                 Class QE, 4.000%, 3/15/33                            1,038,673
   2,343,334  FHLMC CMO/REMIC Ser 2649,
                 Class PJ, 3.500%, 6/15/33                            2,297,423
   1,162,679  FHLMC CMO/REMIC Ser 2682,
                 Class HG, 4.000%, 4/15/17                            1,156,628
   1,980,502  FHLMC CMO/REMIC Ser 2744,
                 Class TA, 5.500%, 3/15/26                           1,990,576
     429,905  FHLMC CMO/REMIC Ser 2892,
                 Class A, 5.000%, 5/15/21                               435,300
   1,093,272  FHLMC CMO/REMIC Ser 3138,
                 Class PA, 5.500%, 2/15/27                            1,113,435
     848,196  FHLMC CMO/REMIC Ser 3178,
                 Class MA, 6.000%, 10/15/26                             868,632
     133,334  FHLMC Pool #C66916,
                 7.000%, 5/1/32                                         140,799
     125,118  FHLMC Pool #D94598,
                 6.500%, 4/1/21                                         130,351
     106,369  FHLMC Pool #E97227,
                 7.000%, 9/1/14                                         110,173
       5,305  FHLMC Pool #G10288,
                 6.000%, 9/1/09                                           5,369
     19,953  FHLMC Pool #G10446,
                 6.500%, 2/1/11                                          20,753
     176,258  FHLMC Pool #G30085,
                 7.500%, 10/1/17                                        191,261
      15,374  FNMA CMO/REMIC Ser 1999-15,
                 Class PC, 6.000%, 9/25/18                               15,604
     828,592  FNMA CMO/REMIC Ser 2002-71,
                 Class AP, 5.000%, 11/25/32                             817,809
   1,000,000  FNMA CMO/REMIC Ser 2003-106,
                 Class WC, 4.500%, 8/25/18                            1,004,124
     830,832  FNMA CMO/REMIC Ser 2003-119,
                 Class PU, 4.000%, 11/25/33                             822,909
     574,394  FNMA CMO/REMIC Ser 2003-19,
                 Class ME, 4.000%, 1/25/33                              553,567
     372,883  FNMA CMO/REMIC Ser 2003-30,
                 Class MB, 4.000%, 6/25/27                              372,837
   2,661,636  FNMA CMO/REMIC Ser 2003-34,
                 Class GJ, 4.000%, 2/25/33                            2,548,200
     805,471  FNMA CMO/REMIC Ser 2003-42,
                 Class CA, 4.000%, 5/25/33                              761,826
     248,190  FNMA CMO/REMIC Ser 2003-66,
                 Class AP, 3.500%, 11/25/32                             231,975
   4,196,516  FNMA CMO/REMIC Ser 2005-93,
                 Class XT (A), 7.000%, 7/1/08                         3,808,062
   2,005,755  FNMA CMO/REMIC Ser 2006-2,
                 Class GH, 5.500%, 6/25/32                            2,031,704
      11,563  FNMA Pool #250477, 6.000%, 1/1/11                          11,864
      12,739  FNMA Pool #303096, 7.500%, 12/1/09                         12,864
     107,485  FNMA Pool #313429, 7.000%, 3/1/12                         112,295
     195,582  FNMA Pool #323441, 7.000%, 12/1/13                        205,426
     180,603  FNMA Pool #323832, 7.500%, 7/1/29                         195,116
      10,323  FNMA Pool #334593, 7.000%, 5/1/24                          11,036
     416,358  FNMA Pool #546474, 7.000%, 1/1/15                         437,314
       2,432  FNMA Pool #6222, 9.000%, 4/1/16                             2,435
     505,233  FNMA Pool #647567, 6.000%, 6/1/17                         519,664
     271,387  FNMA Pool #665773, 7.500%, 6/1/31                         293,266
     689,106  FNMA Pool #725284, 7.000%, 11/1/18                        723,790
   1,949,659  FNMA Pool #838790, 4.500%, 8/1/35                       1,809,298
      19,619  GNMA ARM Pool #8426 (A),
                 5.125%, 11/20/18                                        19,765
     929,532  GNMA CMO/REMIC Ser 2002-72,
                 Class AB, 4.500%, 10/20/32                             908,458
       7,024  GNMA Pool #2707, 5.500%, 1/20/14                            7,146
       7,231  GNMA Pool #2802, 5.500%, 7/20/14                            7,357
     103,790  GNMA Pool #2843, 5.500%, 11/20/14                         105,589
      80,017  GNMA Pool #344233, 8.000%, 2/15/23                         87,472
     217,565  GNMA Pool #345123, 8.000%, 12/15/23                       237,834
         718  GNMA Pool #357343, 6.500%, 10/15/08                           721
      41,377  GNMA Pool #462486, 6.500%, 1/15/13                         42,923
      56,943  GNMA Pool #569337, 6.500%, 4/15/22                         58,764
      76,196  GNMA Pool #578189, 6.000%, 2/15/32                         77,678
      93,860  GNMA Pool #780322, 8.000%, 11/15/22                       102,429
      43,815  GNMA Pool #780327, 8.000%, 11/15/17                        47,465
     352,777  GNMA Pool #780604, 7.000%, 7/15/12                        368,860
      98,964  GNMA Pool #814, 8.000%, 8/20/17                           107,112
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              MORTGAGE-BACKED OBLIGATIONS                         $  35,927,079
--------------------------------------------------------------------------------
              CORPORATE BOND -- 2.0%
              FINANCIAL -- 2.0%
   1,000,000  American Express Credit
               Company, MTN (A),
               3.883%, 7/27/08                                    $     991,813
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY
              OBLIGATIONS -- 9.1%
$  3,000,000  FHLB (A), 8.000%, 9/3/08                            $   2,977,500
     500,000  FHLMC, 4.050%, 6/30/10                                    501,638
   1,000,000  FNMA, 4.625%, 6/12/13                                   1,003,180
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                  $   4,482,318
--------------------------------------------------------------------------------
              MUNICIPAL BONDS -- 2.5%
              PENNSYLVANIA -- 2.5%
     750,000  Commonwealth Fing Auth RB,
                 Ser A, 3.860%, 6/1/11                                  729,840
     500,000  Pennsylvania State Tpk
                 Commn  BANS RB, Ser B,
                 5.290%, 10/15/09                                       501,925
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                              $   1,231,765
--------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES -- 9.4%
      750,000  Caterpillar Financial Asset
                  Trust Ser 2008-A,
                  Class A2B (A), 3.543%, 7/27/08                        750,000
    1,500,000  CNH Equipment Trust,
                  Ser 2008-B, Class A3B (A),
                  3.830%, 7/16/08                                     1,500,000
    1,872,609  Harley-Davidson Motorcycle
                  Trust Ser 2006-1, Class A2,
                  5.040%, 10/15/12                                    1,894,356
      502,539  Wells Fargo Mortgage Backed
                  Securities, Ser 2006-16,
                  Class A12, 5.000%, 11/25/36                           496,582
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                       $   4,640,938
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 4.6%
 2,267,303  Touchstone Institutional
               Money Market Fund^                                 $   2,267,303
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 100.2%
            (Cost $50,171,808)                                    $  49,541,216
            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (0.2%)                                   (78,037)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $  49,463,179
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2008.

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.7%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 29.2%
AmTrust Financial Services, Inc.                      92,360      $   1,163,736
Argo Group International Holdings Ltd.*               38,430          1,289,711
Assured Guaranty Ltd.+                                32,620            586,834
BioMed Realty Trust, Inc.                             84,880          2,082,105
Cash America International, Inc.                      28,220            874,820
City National Corp.                                   18,830            792,178
Corporate Office Properties Trust                     49,050          1,683,887
CVB Financial Corp.+                                 116,040          1,095,418
DiamondRock Hospitality Co.                           97,610          1,062,973
DuPont Fabros Technology, Inc.                       112,820          2,102,964
EastGroup Properties, Inc.                            38,930          1,670,097
FPIC Insurance Group, Inc.*                           44,260          2,005,863
Interactive Brokers Group, Inc., Class A*             63,940          2,054,391
Investment Technology Group, Inc.*                    24,860            831,816
Investors Bancorp, Inc.*+                             73,910            965,265
IPC Holdings Ltd.                                     62,840          1,668,402
Kearny Financial Corp.                               102,670          1,129,370
Mid-America Apartment Communities, Inc.               20,350          1,038,664
Move, Inc.*                                          396,180            923,099
Navigators Group, Inc.*                               36,860          1,992,283
NGP Capital Resources Co.+                           131,570          2,027,494
Online Resources Corp.*                              140,500          1,173,175
Platinum Underwriters Holdings Ltd.                   35,050          1,142,981
Potlatch Corp.+                                       43,000          1,940,160
ProAssurance Corp.*                                   30,390          1,462,063
S1 Corp.*                                            175,240          1,326,567
Signature Bank*                                       59,280          1,527,053
SVB Financial Group*+                                 23,910          1,150,310
SWS Group, Inc.                                       57,360            952,750
TNS, Inc.*                                            80,520          1,929,259
UMB Financial Corp.+                                  18,160            931,063
--------------------------------------------------------------------------------
                                                                     42,576,751
--------------------------------------------------------------------------------

ENERGY -- 11.3%
Gulfport Energy Corp.*                                69,170          1,139,230
Hornbeck Offshore Services, Inc.*                     33,730          1,906,082
International Coal Group, Inc.*+                     180,130          2,350,697
Key Energy Services, Inc.*                           130,320          2,530,813
Penn Virginia Corp.                                   17,750          1,338,705
Petroleum Development Corp.*                          32,840          2,183,532
Swift Energy Co.*                                     31,770          2,098,726
Trico Marine Services, Inc.*+                         35,630          1,297,645
Union Drilling, Inc.*                                 69,940          1,516,299
--------------------------------------------------------------------------------
                                                                     16,361,729
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 10.6%
Barnes Group, Inc.+                                   53,880          1,244,089
EnerSys*+                                             58,750          2,011,013
Innospec, Inc.                                        79,530          1,496,755
KHD Humboldt Wedag International Ltd.*                65,400          2,062,061
Koppers Holdings, Inc.                                47,180          1,975,427
L.B. Foster Co., Class A*                             32,550          1,080,660
Minerals Technologies, Inc.                           22,560          1,434,590
NewMarket Corp.                                       17,530          1,161,012
Orion Marine Group, Inc.*                             96,400          1,362,132
Rock-Tenn Co.                                         50,870          1,525,591
--------------------------------------------------------------------------------
                                                                     15,353,330
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.1%
ABM Industries, Inc.+                                 52,420          1,166,345
BJ's Wholesale Club, Inc.*+                           43,290          1,675,323
California Pizza Kitchen, Inc.*                       79,860            893,633
Children's Place Retail Stores, Inc.*                 45,410          1,639,301
Fred's, Inc.+                                        115,640          1,299,794
Jo-Ann Stores, Inc.*                                  75,120          1,730,014
LECG Corp.*                                          175,230          1,531,510
THQ, Inc.*+                                          109,320          2,214,823
Zale Corp.*+                                          57,650          1,089,009
--------------------------------------------------------------------------------
                                                                     13,239,752
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 8.7%
Altra Holdings, Inc.*                                113,280          1,904,237
DXP Enterprises, Inc.*                                27,660          1,151,762
EnPro Industries, Inc.*+                              40,480          1,511,523
LMI Aerospace, Inc.*                                  58,000          1,019,060
Metalico, Inc.*+                                     119,440          2,092,589
Moog, Inc., Class A*                                  34,560          1,287,014
Powell Industries, Inc.*                              34,860          1,757,293
Verigy Ltd.*                                          83,270          1,891,062
--------------------------------------------------------------------------------
                                                                     12,614,540
--------------------------------------------------------------------------------

TECHNOLOGY -- 8.6%
ADC Telecommunications, Inc.*+                       110,630          1,634,005
Ariba, Inc.*                                          62,590            920,699
EMS Technologies, Inc.*                               56,680          1,237,891
Exar Corp.*                                          197,350          1,488,019
Interwoven, Inc.*                                     79,980            960,560
Mentor Graphics Corp.*                               113,120          1,787,296
Multi-Fineline Electronix, Inc.*                      37,470          1,036,795
Plexus Corp.*                                         41,130          1,138,478
Silicon Laboratories, Inc.*                           62,560          2,257,791
--------------------------------------------------------------------------------
                                                                     12,461,534
--------------------------------------------------------------------------------

HEALTH CARE -- 6.4%
Amedisys, Inc.*                                       35,310          1,780,330
AmSurg Corp.*                                         37,570            914,830
Analogic Corp.                                        28,467          1,795,413
Apria Healthcare Group, Inc.*                         45,520            882,633
Owens & Minor, Inc.+                                  29,240          1,335,976
STERIS Corp.                                          70,260          2,020,677
ViroPharma, Inc.*                                     47,560            526,014
--------------------------------------------------------------------------------
                                                                      9,255,873
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.7% (CONTINUED)                    SHARES          VALUE
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 5.6%
ATC Technology Corp.*                                 36,830      $     857,402
Atlas Air Worldwide Holdings, Inc.*                   31,840          1,574,807
Double Hull Tankers, Inc.+                            97,610            979,028
FreightCar America, Inc.                              34,290          1,217,295
Seaspan Corp.                                         62,550          1,502,451
Titan International, Inc.                             54,320          1,934,879
--------------------------------------------------------------------------------
                                                                      8,065,862
--------------------------------------------------------------------------------

UTILITIES -- 4.5%
ALLETE, Inc.                                          39,790          1,671,180
El Paso Electric Co.*                                 64,780          1,282,644
General Communication, Inc., Class A*                127,160            873,589
New Jersey Resources Corp.+                           59,105          1,929,779
NTELOS Holdings Corp.+                                28,690            727,865
--------------------------------------------------------------------------------
                                                                      6,485,057
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.7%
Chiquita Brands International, Inc.*+                 58,360            885,321
Omega Protein Corp.*                                  93,170          1,392,892
Sensient Technologies Corp.                           57,650          1,623,424
--------------------------------------------------------------------------------
                                                                      3,901,637
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 140,316,065
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 17.6%
BBH Securities Lending Fund **                    21,411,279         21,411,279
Touchstone Institutional
  Money Market Fund^                               4,161,945          4,161,945
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  25,573,224
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.3%
(Cost $166,007,669)                                               $ 165,889,289

LIABILITIES IN EXCESS OF
OTHER ASSETS -- (14.3%)                                             (20,807,883)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 145,081,406
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $20,603,986.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 66.6%
$        694  FHLMC CMO/REMIC Ser 1544,
                 Class L (A), 2.690%, 7/15/08                     $         694
   6,390,306  FHLMC CMO/REMIC Ser 2571,
                 Class FN (A), 3.120%, 7/15/08                        6,396,627
   1,092,501  FHLMC CMO/REMIC Ser 2575
                 Class LM, 4.500%, 5/15/32                            1,085,432
   1,638,369  FHLMC CMO/REMIC Ser 2586,
                 Class WA, 4.000%, 12/15/32                           1,591,293
   1,095,309  FHLMC CMO/REMIC Ser 2590,
                 Class UL, 3.750%, 3/15/32                            1,046,184
   1,438,600  FHLMC CMO/REMIC Ser 2594,
                 Class YA, 4.000%, 4/15/23                            1,398,051
   1,300,551  FHLMC CMO/REMIC Ser 2649,
                 Class PJ, 3.500%, 6/15/33                            1,275,070
   5,000,000  FHLMC CMO/REMIC Ser 2660,
                 Class PB, 5.000%, 8/15/26                            5,074,645
     482,329  FHLMC CMO/REMIC Ser 2682,
                 Class HG, 4.000%, 4/15/17                              479,818
     245,810  FHLMC CMO/REMIC Ser 2684,
                 Class GN, 3.250%, 5/15/23                              245,612
     667,658  FHLMC CMO/REMIC Ser 2744,
                 Class JX, 3.500%, 1/15/23                              667,392
   3,178,252  FHLMC CMO/REMIC Ser 2770,
                 Class FH (A), 2.870%, 7/15/08                        3,145,135
   1,745,651  FHLMC CMO/REMIC Ser 2886,
                 Class BF (A), 2.970%, 7/15/08                        1,641,163
   3,869,147  FHLMC CMO/REMIC Ser 2892,
                 Class A, 5.000%, 5/15/21                             3,917,697
   4,215,951  FHLMC CMO/REMIC Ser 2921,
                 Class JF (A), 2.970%, 7/15/08                        4,055,496
     322,102  FHLMC CMO/REMIC Ser 2925,
                 Class CF (A), 2.970%, 7/15/08                          305,638
   1,060,166  FHLMC CMO/REMIC Ser 2956,
                 Class YB, 6.950%, 1/15/35                              973,933
   2,306,049  FHLMC CMO/REMIC Ser 3025,
                 Class FC (A), 4.709%, 7/1/08                         2,118,344
   4,000,000  FHLMC CMO/REMIC Ser 3033,
                 Class AT, 5.000%, 1/15/27                            4,047,380
   1,206,720  FHLMC CMO/REMIC Ser 3033,
                 Class BY (A), 4.959%, 7/1/08                         1,099,238
     707,011  FHLMC CMO/REMIC Ser 3038,
                 Class TA, 6.700%, 9/15/35                              647,206
     641,208  FHLMC CMO/REMIC Ser 3069,
                 Class KT, 7.000%, 10/15/34                             617,704
   2,123,077  FHLMC CMO/REMIC Ser 3073,
                 Class LA, 5.000%, 12/15/17                           2,151,639
   5,037,099  FHLMC CMO/REMIC Ser 3137,
                 Class PJ, 5.125%, 12/15/13                           5,098,813
   6,577,712  FHLMC CMO/REMIC Ser 3177,
                 Class SW, 7.650%, 7/15/08                            6,335,723
   2,370,875  FHLMC CMO/REMIC Ser 3196,
                 Class PA, 5.250%, 8/15/11                            2,404,451
     173,353  FHLMC Pool #B15413,
                 8.000%, 3/1/11                                         180,807
      47,046  FHLMC Pool #E64944,
                 7.000%, 7/1/11                                          49,090
     347,652  FHLMC Pool #G11072,
                 7.500%, 12/1/15                                        364,550
     566,191  FNMA CMO/REMIC Ser 2002-67,
                 Class AM, 5.000%, 11/25/15                             568,547
   2,000,000  FNMA CMO/REMIC Ser 2003-106,
                 Class WC, 4.500%, 8/25/18                            2,008,249
   1,575,250  FNMA CMO/REMIC Ser 2003-119,
                 Class PU, 4.000%, 11/25/33                           1,560,229
     657,710  FNMA CMO/REMIC Ser 2003-19,
                 Class ME, 4.000%, 1/25/33                              633,862
   2,594,339  FNMA CMO/REMIC Ser 2003-27,
                 Class PC, 4.500%, 5/25/26                            2,603,637
     741,591  FNMA CMO/REMIC Ser 2003-33,
                 Class AM, 4.250%, 5/25/33                              721,575
   1,101,721  FNMA CMO/REMIC Ser 2003-33,
                 Class AU, 4.000%, 3/25/33                            1,057,169
     893,876  FNMA CMO/REMIC Ser 2003-34,
                 Class AD, 4.000%, 1/25/32                              884,758
  10,868,258  FNMA CMO/REMIC Ser 2003-61,
                 Class FK (A), 3.983%, 7/25/08                       10,572,239
   3,844,103  FNMA CMO/REMIC Ser 2003-69,
                 Class NF (A), 4.328%, 7/1/08                         3,888,941
   4,551,129  FNMA CMO/REMIC Ser 2003-81,
                 Class FE (A), 2.983%, 7/25/08                        4,476,216
   3,271,270  FNMA CMO/REMIC Ser 2004-96,
                 Class LF (A), 3.483%, 7/25/08                        3,224,446
   1,015,466  FNMA CMO/REMIC Ser 2005-108,
                 Class GU, 5.750%, 7/25/35                            1,031,325
   2,757,111  FNMA CMO/REMIC Ser 2005-93,
                 Class XT, 7.000%, 7/1/08                             2,501,897
   2,388,235  FNMA CMO/REMIC Ser 2006-109,
                 Class JS (A), 6.750%, 7/1/08                         2,298,905
   1,002,877  FNMA CMO/REMIC Ser 2006-2,
                 Class GH, 5.500%, 6/25/32                            1,015,852
   1,647,531  FNMA CMO/REMIC Ser 2006-73,
                 Class PJ, 6.000%, 2/25/28                            1,685,668
   1,335,650  FNMA CMO/REMIC Ser 2007-9,
                 Class YA, 5.500%, 3/25/37                            1,330,276
      29,882  FNMA Pool #190658, 7.000%, 2/1/09                          30,133
      70,739  FNMA Pool #253472, 7.500%, 9/1/10                          72,637
     155,607  FNMA Pool #519992, 7.000%, 10/1/14                        163,268
     191,717  FNMA Pool #534851, 7.500%, 4/1/15                         200,777
     143,612  FNMA Pool #535219, 7.500%, 3/1/15                         150,398
      88,399  FNMA Pool #535635, 8.500%, 6/1/12                          88,677
     630,255  FNMA Pool #555646, 7.500%, 9/1/16                         660,176
      32,902  GNMA ARM Pool #8103 (A),
                 5.625%, 2/20/16                                         33,222
      36,491  GNMA ARM Pool #8287 (A),
                 5.125%, 11/20/17                                        36,725

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 66.6% (CONTINUED)
$     54,303  GNMA ARM Pool #8297 (A),
                 5.125%, 12/20/17                                 $      53,864
      93,270  GNMA ARM Pool #8333 (A),
                 6.500%, 7/1/08                                          94,164
      52,901  GNMA ARM Pool #8345 (A),
                 6.500%, 4/20/18                                         53,987
      74,382  GNMA ARM Pool #8366 (A),
                 6.375%, 7/1/08                                          75,873
       2,975  GNMA ARM Pool #8404 (A),
                 5.625%, 9/20/18                                          3,013
      30,288  GNMA ARM Pool #8405 (A),
                 5.625%, 9/20/18                                         30,557
       6,172  GNMA ARM Pool #8462 (A),
                 6.375%, 7/1/08                                           6,218
      40,131  GNMA ARM Pool #8489 (A),
                 6.500%, 7/1/08                                          40,963
   3,072,985  GNMA CMO/REMIC Ser 2003-34,
                 Class PM, 4.000%, 4/20/33                            2,885,069
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              MORTGAGE-BACKED OBLIGATIONS                         $ 105,158,337
--------------------------------------------------------------------------------

              ASSET-BACKED SECURITIES -- 4.6%
     750,000  Caterpillar Financial Asset Trust
                 Ser 2008-A, Class A2B (A),
                 3.543%, 7/27/08                                        750,000
   1,500,000  CNH Equipment Trust Ser
                 2008-B, Class A3B (A),
                 3.830%, 7/16/08                                      1,500,000
   1,032,257  Harley-Davidson Motorcycle
                 Trust Ser 2005-2, Class A2,
                 4.070%, 2/15/12                                      1,037,008
     983,120  Harley-Davidson Motorcycle
                 Trust Ser 2006-1, Class A2,
                 5.040%, 10/15/12                                       994,537
   1,000,000  Nissan Auto Lease Trust Ser 2008-A,
                 Class A2B (A), 4.021%, 7/15/08                       1,000,000
   2,010,158  Wells Fargo Mortgage Backed
                 Securities, Ser 2006-16,
                 Class A12, 5.000%, 11/25/36                          1,986,327
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                       $   7,267,872
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY
              OBLIGATIONS -- 18.6%
   5,000,000  FHLB, 4.250%, 9/12/08                                   5,016,160
   7,000,000  FHLB (A), 8.000%, 9/3/08                                6,947,499
   3,500,000  FHLMC, 4.050%, 6/30/10                                  3,511,463
   1,250,000  FHLMC, 5.000%, 1/25/11                                  1,251,653
   2,000,000  FNMA, 4.750%, 12/17/12                                  2,016,366
   2,000,000  FNMA, 5.000%, 12/20/12                                  2,006,220
   2,000,000  FNMA, 4.625%, 6/12/13                                   2,006,360
   2,000,000  FNMA, 4.750%, 7/23/13                                   2,002,216
   2,500,000  FNMA, 4.510%, 1/16/14                                   2,507,333
   2,000,000  FNMA, 6.000%, 9/24/27                                   2,007,460
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                  $  29,272,730
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 2.8%
              FINANCIALS -- 2.8%
   2,000,000  American Express Credit
                 Company, MTN (A),
                 3.883%, 7/27/08                                      1,983,626
     500,000  John Deere Capital Corp,
                 MTN (A), 2.984%, 9/25/08                               499,984
   1,950,000  Merrill Lynch & Company,
                 MTN, 3.125%, 7/15/08                                 1,948,736
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                               $   4,432,346
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 3.3%
              PENNSYLVANIA -- 3.3%
   2,750,000  Commonwealth Fing Auth PA
                 Rev, Ser A, 3.860%, 6/1/11                           2,676,080
   2,500,000  Pennsylvania State Tpk Commn
                 BANS, Ser B, 5.290%, 10/15/09                        2,509,625
--------------------------------------------------------------------------------
              TOTAL MUNICIPAL BONDS                               $   5,185,705
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 1.2%
   1,818,057  Touchstone Institutional
                 Money Market Fund^                               $   1,818,057
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 97.1%
              (Cost $154,957,878)                                 $ 153,135,047

              OTHER ASSETS IN
              EXCESS OF LIABILITIES -- 2.9%                           4,588,682
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $ 157,723,729
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2008.

ARM - Adjustable Rate Mortgage BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Value Opportunities Fund - June 30, 2008 (Unaudited))
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.8%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 27.5%
Assurant, Inc.                                        37,590      $   2,479,436
Assured Guaranty Ltd.+                                64,905          1,167,641
Bank of New York Mellon Corp.                        112,815          4,267,791
Citigroup, Inc.                                      128,090          2,146,788
Fifth Third Bancorp                                  219,000          2,229,420
H&R Block, Inc.                                      142,700          3,053,780
INVESCO Ltd. ADR                                     141,365          3,389,933
JPMorgan Chase & Co.                                  79,835          2,739,139
KeyCorp+                                             272,810          2,995,454
Loews Corp.                                           71,196          3,339,092
Morgan Stanley                                        63,905          2,305,053
PNC Financial Services Group, Inc.+                   46,600          2,660,860
Simon Property Group, Inc.+                           32,350          2,907,942
US Bancorp                                           178,790          4,986,453
Washington Mutual, Inc.+                             207,225          1,021,619
--------------------------------------------------------------------------------
                                                                     41,690,401
--------------------------------------------------------------------------------

ENERGY -- 16.5%
Cabot Oil & Gas Corp.                                 44,175          2,991,973
Chesapeake Energy Corp.                               47,665          3,143,983
Chevron Texaco Corp.                                  72,850          7,221,621
Exxon Mobil Corp.                                     46,575          4,104,655
Oceaneering International, Inc.*                      43,065          3,318,158
Peabody Energy Corp.                                  47,525          4,184,576
--------------------------------------------------------------------------------
                                                                     24,964,966
--------------------------------------------------------------------------------

UTILITIES -- 11.3%
AT&T, Inc.                                           108,665          3,660,924
DPL, Inc.                                             77,420          2,042,340
Exelon Corp.                                          66,315          5,965,697
National Fuel Gas Co.                                 70,425          4,188,879
Verizon Communications, Inc.+                         38,855          1,375,467
--------------------------------------------------------------------------------
                                                                     17,233,307
--------------------------------------------------------------------------------

HEALTH CARE -- 9.4%
Barr Pharmaceuticals, Inc.*                           41,160          1,855,493
CVS/Caremark Corp.                                    52,970          2,096,023
Johnson & Johnson                                     40,140          2,582,608
Merck & Co., Inc.                                    122,100          4,601,949
WellPoint, Inc.*                                      33,805          1,611,146
Wyeth                                                 32,800          1,573,088
--------------------------------------------------------------------------------
                                                                     14,320,307
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.4%
HJ Heinz Co.                                          71,815          3,436,347
Kraft Foods, Inc.- Class A                            65,940          1,875,993
Lorillard, Inc.*                                      38,947          2,693,575
Philip Morris International, Inc.                     39,095          1,930,902
Procter & Gamble Co.                                  46,965          2,855,942
--------------------------------------------------------------------------------
                                                                     12,792,759
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 7.4%
Alcoa, Inc.                                           83,675          2,980,504
Ball Corp.                                            64,150          3,062,521
Shaw Group, Inc.*                                     45,060          2,784,257
Stillwater Mining Co.*+                              210,160          2,486,193
--------------------------------------------------------------------------------
                                                                     11,313,475
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.1%
McDonald's Corp.                                      28,020          1,575,284
Time Warner, Inc.                                    244,905          3,624,595
Walt Disney Co.                                       49,605          1,547,676
Zale Corp.*+                                         134,680          2,544,105
--------------------------------------------------------------------------------
                                                                      9,291,660
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 3.8%
General Electric Co.                                 137,945          3,681,752
Joy Global, Inc.                                      28,310          2,146,747
--------------------------------------------------------------------------------
                                                                      5,828,499
--------------------------------------------------------------------------------

TECHNOLOGY -- 3.7%
International Business Machines Corp.                 17,415          2,064,199
Symantec Corp.*                                       92,240          1,784,844
TriQuint Semiconductor, Inc.*                        300,275          1,819,667
--------------------------------------------------------------------------------
                                                                      5,668,710
--------------------------------------------------------------------------------

OTHER -- 2.7%
ABB Ltd. ADR*                                        142,480          4,035,034
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 147,139,118
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 12.9%
BBH Securities Lending Fund **                    14,444,636         14,444,636
Touchstone Institutional
  Money Market Fund^                               5,232,905          5,232,905
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  19,677,541
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.7%
(Cost $170,108,347)                                               $ 166,816,659

LIABILITIES IN EXCESS OF
OTHER ASSETS -- (9.7%)                                              (14,700,938)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 152,115,721
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $13,799,323.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in nets assets for a fiscal period.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2008, the following Funds loaned securities and received collateral as follows:

                                                  FAIR VALUE OF      VALUE OF
                                                   SECURITIES       COLLATERAL
                                                     LOANED          RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund                  $ 21,210,208     $ 21,997,918
Healthcare and Biotechnology Fund                 $  6,627,067     $  6,822,492
Mid Cap Fund                                      $ 83,287,074     $ 89,787,571
Sands Capital Select Growth Fund                  $123,449,353     $126,878,947
Small Cap Value Opportunities Fund                $ 20,603,986     $ 21,411,279
Value Opportunities Fund                          $ 13,799,323     $ 14,444,636

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

FEDERAL TAX INFORMATION -- As of June 30, 2008, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                 GROSS              GROSS         NET UNREALIZED
                                              FEDERAL         UNREALIZED         UNREALIZED        APPRECIATION
                                             TAX COST        APPRECIATION       DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund             $   18,217,483    $       82,291    $     (566,713)    $     (484,422)
Diversified Small Cap Value Fund          $  155,757,512    $   14,944,170    $  (22,757,659)    $   (7,813,489)
Healthcare and Biotechnology Fund         $   71,821,613    $    7,772,989    $   (1,272,400)    $    6,500,589
Mid Cap Fund                              $  550,252,541    $   34,398,527    $  (26,739,934)    $    7,658,593
Premium Yield Equity Fund                 $   23,673,896    $      207,644    $   (2,147,204)    $   (1,939,560)
Sands Capital Select Growth Fund          $  679,860,190    $  128,110,428    $  (61,694,017)    $   66,416,411
Short Duration Fixed Income Fund          $   50,171,813    $      258,646    $     (889,243)    $     (630,597)
Small Cap Value Opportunities Fund        $  166,961,172    $    8,701,992    $   (9,773,375)    $   (1,071,883)
Ultra Short Duration Fixed Income Fund    $  154,957,881    $      456,659    $   (2,279,493)    $   (1,822,834)
Value Opportunities Fund                  $  170,138,795    $   12,314,614    $  (15,636,750)    $   (3,322,136)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       --------------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 14, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       --------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 12, 2008